Concentrations	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Concentrations
Concentrations	15. Concentrations The Company continues to rely on vendors to provide technology and licensing components that are critical to its RDC solution.

12. Concentrations

The Company has relied on two vendors to provide technology and licensing components that are critical to its RDC solution. In December 2013 the Company’s relationship with one of these vendors was terminated. The Company believes that it has adequate alternatives to replace this technology without a material impact to the business.